Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share (Tables) [Abstract]
Calculation of basic and diluted Earnings Per Share
The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands):	2017	2016	2015
Profit/(loss) for the period used for calculation of EPS - basic	$6,602	$9,260	$105,302
Interest and amortization on the convertible notes	$-		$11,340
Profit/(loss) for the period used for calculation of EPS - dilutive	$6,602	$9,260	$116,641

Basic earnings per share:
Weighted average shares outstanding - basic	124,536,338	93,382,757	92,793,154

Diluted earnings per share:
Weighted average shares outstanding - basic	124,536,338	93,382,757	92,793,154
Dilutive equity awards	-	6,853	92,827
Dilutive shares related to convertible notes	-	-	19,212,240
Weighted average shares outstanding - dilutive	124,536,338	93,389,610	112,098,221